INCOME TAX EXPENSE (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current Tax And Deferred Tax Expense Income And Adjustments Of Prior Periods [Abstract]
Mining tax	R (23,200,000)	R 54,200,000	R (46,900,000)
Non-mining tax	(2,700,000)	(3,800,000)	0
Total income tax	(25,900,000)	50,400,000	(46,900,000)
Current tax - current year	(6,400,000)	(1,900,000)	(500,000)
Current tax - prior year	0	0	(5,100,000)
Deferred tax - current year	(19,500,000)	53,400,000	(42,100,000)
Deferred tax - prior year	0	(1,100,000)	800,000
Income tax	R (25,900,000)	R 50,400,000	R (46,900,000)
Major items causing the Group's income tax expense to differ from the statutory rate [Abstract]
South African corporate tax rate	28.00%	28.00%	28.00%
Tax on net loss/(profit) before tax at the South African corporate tax rate of 28%	R (9,000,000)	R 10,300,000	R (30,500,000)
Rate adjustment to reflect the actual realised company tax rates	3,500,000	(7,900,000)	4,400,000
Deferred tax rate adjustment	(12,800,000)	37,500,000	(21,700,000)
Utilisation of tax losses for which deferred tax assets were previously unrecognised	2,600,000	5,900,000	7,500,000
Current year tax losses for which no deferred tax has been recognised	(800,000)	(300,000)
Over/(under) provided in prior periods	0	1,100,000	(4,300,000)
Other differences	0	0	(1,200,000)
Non-deductible expenditure	(9,800,000)	(1,800,000)	(1,800,000)
Tax effect of tax incentives	400,000	200,000	700,000
Other components of deferred tax expense (income)	0	0	(1,200,000)
Tax expense (income), continuing operations	R 25,900,000	R (50,400,000)	R 46,900,000